Financial instruments (Tables)	9 Months Ended
Sep. 30, 2021
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
9/30/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	12,596	5	18,591	—	31,192

Current assets	10,854	—	18,591	—	29,445

Cash and cash equivalents	—	—	8,777	—	8,777

Financial assets	10,854	—	4,840	—	15,694	10,854	—	—	10,854
Bond funds	10,854	—	—	—	10,854	10,854	—	—	10,854
Term deposit	—	—	2,595	—	2,595	—	—	—	—
Restricted cash	—	—	2,245	—	2,245	—	—	—	—

Trade receivables, net	—	—	4,974	—	4,974

Non-current assets	1,742	5	—	—	1,747

Financial assets	1,742	5	—	—	1,747	5	1,742	—	1,747
Derivative financial instruments	1,742	—	—	—	1,742	—	1,742	—	1,742
Equity securities	—	5	—	—	5	5	—	—	5

Total liabilities	2,124	—	—	26,349	31,633

Current liabilities	—	—	—	3,445	3,946

Trade payables	—	—	—	2,666	2,666

Financial liabilities	—	—	—	779	1,280	—	—	911	911
Long-term debt	—	—	—	779	779	—	—	911	911
Lease liability	—	—	—	—	501	—	—	—	n/a

Non-current liabilities	2,124	—	—	22,904	27,687

Financial liabilities	2,124	—	—	22,904	27,687	—	2,124	28,154	30,278
Derivative financial instruments	2,124	—	—	—	2,124	—	2,124	—	2,124
Long-term debt	—	—	—	22,904	22,904	—	—	28,154	28,154
Lease liability	—	—	—	—	2,659	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2020			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	10,004	—	15,360

Current assets	5,351	—	10,004	—	15,355

Cash and cash equivalents	—	—	5,324	—	5,324

Financial assets	5,351	—	—	—	5,351	2,984	2,367	—	5,351
Bond funds	984	—	—	—	984	984	—	—	984
Bond funds (restricted)	2,000	—	—	—	2,000	2,000	—	—	2,000
Derivative financial instruments	2,367	—	—	—	2,367	—	2,367	—	2,367

Trade receivables, net	—	—	4,680	—	4,680

Non-current assets	—	5	—	—	5

Financial assets	—	5	—	—	5	—	—	5	5
Equity securities	—	5	—	—	5	—	—	5	5

Total liabilities	808	—	—	25,108	29,040

Current liabilities	808	—	—	20,606	21,726

Trade payables	—	—	—	1,956	1,956

Financial liabilities	808	—	—	18,650	19,770	—	808	24,858	25,666
Derivative financial instruments	808	—	—	—	808	—	808	—	808
Long-term debt	—	—	—	18,650	18,650	—	—	24,858	24,858
Lease liability	—	—	—	—	312	—	—	—	n/a

Non-current liabilities	—	—	—	4,502	7,314

Financial liabilities	—	—	—	4,502	7,314	—	—	4,203	4,203
Long-term debt	—	—	—	4,502	4,502	—	—	4,203	4,203
Lease liability	—	—	—	—	2,812	—	—	—	n/a

Tabular disclosure of Reconciliation of changes in fair value measurement assets.

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3	(5)
Income (expense) recognised in other comprehensive income	—
Balance at September 30, 2021	—